FINANCIAL ASSETS AND LIABILITIES (Details 2) $ in Thousands	Dec. 31, 2016 USD ($) vessel	Feb. 29, 2016 USD ($)	Dec. 31, 2015 USD ($) vessel	Aug. 31, 2015 instrument	Dec. 31, 2013 vessel	Feb. 01, 2013 vessel
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of newbuild vessels | vessel	16				62
Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	$ 202,402		$ 264,524
Restricted cash	677		368
Floating rate debt	992,631		806,456
Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	202,402		264,524
Restricted cash	677		368
Floating rate debt	0		0
Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	0		0
Restricted cash	0		0
Floating rate debt	992,631		806,456
Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	0		0
Restricted cash	0		0
Floating rate debt	0		0
Bunker swaps [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Number of Instruments Held | instrument				4
Interest rate swap 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative, Notional Amount	$ 17,442
Derivative, Fixed Interest Rate	1.4025%
Interest rate swap 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative, Notional Amount	$ 51,762
Derivative, Fixed Interest Rate	1.5035%
Interest rate swap 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative, Notional Amount	$ 87,526
Derivative, Fixed Interest Rate	1.6015%
Interest rate swap 4 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative, Notional Amount	$ 16,806
Derivative, Fixed Interest Rate	1.6998%
Interest rate swap 5 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative, Notional Amount	$ 17,149
Derivative, Fixed Interest Rate	1.7995%
Interest rate swap 6 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative, Notional Amount	$ 17,492
Derivative, Fixed Interest Rate	1.907%
Interest rate swap 7 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative, Notional Amount	$ 150,000	$ 150,000
Derivative, Fixed Interest Rate	2.197%
Interest Rate Swap [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative, Notional Amount	$ 358,177
Carrying (Reported) Amount, Fair Value Disclosure [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	202,402		264,524
Restricted cash	677		368
Floating rate debt	992,631		806,456
Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	202,402		264,524
Restricted cash	677		368
Floating rate debt	$ 992,631		$ 806,456
MR Product Tanker [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of newbuild vessels | vessel	6					12
VLCC Vessels [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of newbuild vessels | vessel	3		6
Front Century [Member] | VLCC Vessels [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure, Nonrecurring	$ 1,500